Consolidated Balance Sheets	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Current assets
Cash and cash equivalents	$ 224,883	$ 301,433	$ 1,220,931
Accounts receivable, net	181,823	243,716	133,394
Prepayments	38,626	51,774	61,814
Amount due from a shareholder			870,728
Other current assets, net	4,934	6,613	4,287
Total current assets	450,266	603,536	2,291,154
Property and equipment, net	26,382	35,362	49,987
Non-current assets
Deposits	73,649	98,719	75,622
Deferred initial public offering ("IPO") costs	504,567	676,321
Operating lease right-of-use assets	563,154	754,852	77,790
Total non-current assets	1,141,370	1,529,892	153,412
Total assets	1,618,018	2,168,790	2,494,553
Current liabilities
Accounts payable	50,530	67,730	97,488
Contract liabilities	144,957	194,300	78,340
Accrued liabilities and other payables	170,990	229,195	217,298
Bank loans, current portion	228,264	305,965	299,543
Amount due to a shareholder	1,708,478	2,290,044
Operating lease obligation	238,179	319,255	79,140
Taxes payable	18,726	25,101	67,347
Total current liabilities	2,560,124	3,431,590	839,156
Non-current liabilities:
Bank loans, non-current portion	354,922	475,737	790,620
Operating lease obligation, non-current	331,670	444,571
Total non-current liabilities	686,592	920,308	790,620
Total liabilities	3,246,716	4,351,898	1,629,776
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares	16,250	21,970	21,970
Additional paid-in capital	8,424,584	11,292,123	11,292,123
Accumulated other comprehensive income/(expenses)	26,972	36,153	9,997
Accumulated deficit	(9,796,712)	(13,131,513)	(10,078,513)
Stockholders equity attributable to parent	(1,328,906)	(1,781,267)	1,245,577
Stockholders equity attributable to Non- controlling interest	(299,792)	(401,841)	(380,800)
Total shareholders' equity	(1,628,698)	(2,183,108)	864,777
Total liabilities and shareholders' equity	$ 1,618,018	$ 2,168,790	$ 2,494,553